INVESTMENT IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT IN UNCONSOLIDATED ENTITIES
Summary Of Changes In The Investment In Unconsolidated Entities
	December 31, 2022	December 31, 2021
Carrying amount – beginning	$36,299,592	$15,830,538
Investment in Viking	-	29,900,000
Proportionate share of (losses)	(9,461,874)	(9,430,946)

Carrying amount – ending	$26,837,718	$36,299,592